Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Biotechnology-66.60%
Alkermes PLC(b)	374,220	$9,681,071
Amgen, Inc.	61,274	14,800,122
Arrowhead Pharmaceuticals, Inc.(b)	109,380	7,578,940
Biogen, Inc.(b)	54,216	17,713,994
Blueprint Medicines Corp.(b)	84,695	7,442,150
Emergent BioSolutions, Inc.(b)	142,937	9,419,548
Exelixis, Inc.(b)	361,334	6,088,478
FibroGen, Inc.(b)(c)	390,882	5,081,466
Gilead Sciences, Inc.	223,876	15,288,492
Halozyme Therapeutics, Inc.(b)	191,312	7,906,925
Ionis Pharmaceuticals, Inc.(b)(c)	229,005	8,505,246
Ironwood Pharmaceuticals, Inc.(b)(c)	677,807	8,994,499
Myriad Genetics, Inc.(b)	281,839	8,914,568
Neurocrine Biosciences, Inc.(b)	83,637	7,795,805
OPKO Health, Inc.(b)(c)	2,219,624	7,635,506
Precigen, Inc.(b)(c)	1,256,523	6,898,311
REGENXBIO, Inc.(b)	241,280	7,798,170
Sangamo Therapeutics, Inc.(b)(c)	774,642	7,421,070
United Therapeutics Corp.(b)	43,614	7,934,695
Veracyte, Inc.(b)(c)	211,238	9,412,765
Vericel Corp.(b)	152,549	8,075,944
Xencor, Inc.(b)	211,238	6,501,906
		196,889,671
Health Care Equipment-2.87%
Cardiovascular Systems, Inc.(b)	210,946	8,499,014
Health Care Services-3.51%
Fulgent Genetics, Inc.(b)(c)	112,350	10,364,288
Life Sciences Tools & Services-21.22%
Bio-Techne Corp.	35,288	17,017,285
Illumina, Inc.(b)	37,337	18,509,818
QIAGEN N.V.(b)	305,709	16,138,378
Repligen Corp.(b)	45,087	11,077,876
		62,743,357
	Shares	Value
Pharmaceuticals-5.81%
Catalent, Inc.(b)	143,314	$17,170,450
Total Common Stocks & Other Equity Interests (Cost $280,147,333)		295,666,780
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $236,357)	236,357	236,357
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $280,383,690)		295,903,137
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.39%
Invesco Private Government Fund, 0.02%(d)(e)(f)	9,195,771	9,195,771
Invesco Private Prime Fund, 0.12%(d)(e)(f)	21,505,597	21,514,199
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,709,970)		30,709,970
TOTAL INVESTMENTS IN SECURITIES-110.48% (Cost $311,093,660)		326,613,107
OTHER ASSETS LESS LIABILITIES-(10.48)%		(30,992,502)
NET ASSETS-100.00%		$295,620,605
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$97,394	$5,280,936	$(5,141,973)	$-	$-	$236,357	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,075,160	27,521,530	(35,400,919)	-	-	9,195,771	356*
Invesco Private Prime Fund	25,612,740	49,601,823	(53,700,364)	-	-	21,514,199	6,291*
Total	$42,785,294	$82,404,289	$(94,243,256)	$-	$-	$30,946,327	$6,659

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Building Products-20.03%
Advanced Drainage Systems, Inc.	73,464	$8,969,220
Cornerstone Building Brands, Inc.(b)	491,049	8,259,444
Johnson Controls International PLC	232,407	16,598,508
Owens Corning	81,504	7,837,424
Trane Technologies PLC	82,645	16,827,349
		58,491,945
Construction & Engineering-14.52%
EMCOR Group, Inc.	69,759	8,497,344
MasTec, Inc.(b)	73,685	7,459,133
MYR Group, Inc.(b)(c)	103,815	9,927,828
Primoris Services Corp.	278,583	8,329,632
Quanta Services, Inc.	90,177	8,197,089
		42,411,026
Construction Machinery & Heavy Trucks-2.75%
Terex Corp.	167,767	8,039,395
Construction Materials-19.03%
Eagle Materials, Inc.	59,008	8,339,010
Forterra, Inc.(b)(c)	362,649	8,554,890
Martin Marietta Materials, Inc.	41,672	15,139,438
Summit Materials, Inc., Class A(b)(c)	257,940	8,666,784
Vulcan Materials Co.	82,730	14,890,573
		55,590,695
Forest Products-2.48%
Louisiana-Pacific Corp.	130,696	7,245,786
Gas Utilities-3.04%
Southwest Gas Holdings, Inc.	127,017	8,882,299
Home Furnishings-2.72%
Mohawk Industries, Inc.(b)	40,801	7,952,115
Home Improvement Retail-14.07%
Floor & Decor Holdings, Inc., Class A(b)	85,021	10,373,412
Home Depot, Inc. (The)	47,644	15,636,284
Lowe’s Cos., Inc.	78,189	15,066,239
		41,075,935
	Shares	Value
Homebuilding-21.43%
Century Communities, Inc.(c)	109,079	$7,575,536
Dream Finders Homes, Inc., Class A(b)(c)	309,234	7,158,767
LGI Homes, Inc.(b)(c)	49,121	8,394,779
M.D.C. Holdings, Inc.	148,822	7,935,189
M/I Homes, Inc.(b)	125,617	8,128,676
PulteGroup, Inc.	266,985	14,649,467
Tri Pointe Homes, Inc.(b)	362,188	8,735,975
		62,578,389
Total Common Stocks & Other Equity Interests (Cost $260,814,461)		292,267,585
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,925)	1,925	1,925
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $260,816,386)		292,269,510
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.72%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,205,759	3,205,759
Invesco Private Prime Fund, 0.12%(d)(e)(f)	7,661,094	7,664,159
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,869,918)		10,869,918
TOTAL INVESTMENTS IN SECURITIES-103.79% (Cost $271,686,304)		303,139,428
OTHER ASSETS LESS LIABILITIES-(3.79)%		(11,059,589)
NET ASSETS-100.00%		$292,079,839
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,244	$890,559	$(1,049,878)	$-	$-	$1,925	$9
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Building & Construction ETF (PKB)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$76,577	$15,026,346	$(11,897,164)	$-	$-	$3,205,759	$133*
Invesco Private Prime Fund	112,671	32,189,824	(24,638,336)	-	-	7,664,159	2,029*
Total	$350,492	$48,106,729	$(37,585,378)	$-	$-	$10,871,843	$2,171

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Oil & Gas Exploration & Production-79.43%
Antero Resources Corp.(b)	176,675	$2,402,780
Bonanza Creek Energy, Inc.(c)	51,521	1,982,013
Cabot Oil & Gas Corp.	131,871	2,109,936
Centennial Resource Development, Inc., Class A(b)	463,597	2,415,340
Cimarex Energy Co.	33,071	2,156,229
CNX Resources Corp.(b)(c)	162,518	1,966,468
Comstock Resources, Inc.(b)(c)	388,817	2,364,007
ConocoPhillips	72,397	4,058,576
Continental Resources, Inc.(c)	127,730	4,361,979
EOG Resources, Inc.	51,136	3,725,769
EQT Corp.(b)	105,225	1,935,088
Extraction Oil & Gas, Inc.(b)	44,320	1,971,797
Hess Corp.	48,201	3,684,484
Magnolia Oil & Gas Corp., Class A(b)(c)	185,121	2,591,694
Marathon Oil Corp.	186,069	2,156,540
Matador Resources Co.	75,234	2,324,731
Murphy Oil Corp.(c)	104,823	2,275,707
Oasis Petroleum, Inc.	27,234	2,497,630
Ovintiv, Inc.	86,189	2,211,610
PDC Energy, Inc.	54,852	2,169,397
Pioneer Natural Resources Co.	26,777	3,892,572
Range Resources Corp.(b)	160,946	2,451,208
SM Energy Co.	123,692	2,313,040
Whiting Petroleum Corp.(b)	50,924	2,388,336
		62,406,931
Oil & Gas Refining & Marketing-20.51%
CVR Energy, Inc.	128,126	1,750,201
Delek US Holdings, Inc.	105,013	1,825,126
HollyFrontier Corp.	65,869	1,936,549
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	66,194	$3,655,233
Phillips 66	47,736	3,505,254
Valero Energy Corp.	51,432	3,444,401
		16,116,764
Total Common Stocks & Other Equity Interests (Cost $81,517,255)		78,523,695
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $172,042)	172,042	172,042
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $81,689,297)		78,695,737
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.93%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,105,582	2,105,582
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,911,061	4,913,026
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,018,608)		7,018,608
TOTAL INVESTMENTS IN SECURITIES-109.09% (Cost $88,707,905)		85,714,345
OTHER ASSETS LESS LIABILITIES-(9.09)%		(7,142,742)
NET ASSETS-100.00%		$78,571,603
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,666	$780,339	$(734,963)	$-	$-	$172,042	$7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,611,585	11,138,877	(10,644,880)	-	-	2,105,582	121*
Invesco Private Prime Fund	2,587,028	21,180,711	(18,854,713)	-	-	4,913,026	1,913*
Total	$4,325,279	$33,099,927	$(30,234,556)	$-	$-	$7,190,650	$2,041

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Agricultural Products-12.56%
Archer-Daniels-Midland Co.	72,877	$4,352,214
Bunge Ltd.	30,418	2,361,349
Darling Ingredients, Inc.(b)	39,108	2,701,190
Fresh Del Monte Produce, Inc.	77,553	2,393,286
		11,808,039
Distillers & Vintners-4.87%
Constellation Brands, Inc., Class A	20,394	4,575,190
Food Distributors-12.38%
Performance Food Group Co.(b)	53,379	2,445,826
Sysco Corp.	59,540	4,417,868
United Natural Foods, Inc.(b)	72,484	2,400,670
US Foods Holding Corp.(b)	69,099	2,372,859
		11,637,223
Food Retail-6.38%
Albertsons Cos., Inc., Class A	140,801	3,041,302
Kroger Co. (The)	72,599	2,954,779
		5,996,081
Packaged Foods & Meats-44.95%
Adecoagro S.A. (Brazil)(b)	252,574	2,414,608
General Mills, Inc.	77,215	4,544,875
Hain Celestial Group, Inc. (The)(b)	65,652	2,620,171
Hostess Brands, Inc.(b)(c)	171,663	2,762,058
J&J Snack Foods Corp.	15,413	2,533,589
JM Smucker Co. (The)	19,568	2,565,561
Kraft Heinz Co. (The)	109,920	4,228,622
Lancaster Colony Corp.	14,154	2,800,652
Mondelez International, Inc., Class A	76,167	4,818,324
Nomad Foods Ltd. (United Kingdom)(b)	85,552	2,234,618
Pilgrim’s Pride Corp.(b)	108,216	2,396,984
Sanderson Farms, Inc.	15,891	2,969,075
Seaboard Corp.	728	2,992,080
Tyson Foods, Inc., Class A	33,005	2,358,537
		42,239,754
	Shares	Value
Personal Products-2.75%
Herbalife Nutrition Ltd.(b)(c)	50,673	$2,581,283
Soft Drinks-16.05%
Coca-Cola Consolidated, Inc.	6,920	2,762,118
Coca-Cola Europacific Partners PLC (United Kingdom)	43,757	2,715,559
Keurig Dr Pepper, Inc.	132,952	4,681,240
Monster Beverage Corp.(b)	52,162	4,919,920
		15,078,837
Total Common Stocks & Other Equity Interests (Cost $86,493,937)		93,916,407
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $160,391)	160,391	160,391
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $86,654,328)		94,076,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 0.02%(d)(e)(f)	940,134	940,134
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,192,769	2,193,646
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,133,780)		3,133,780
TOTAL INVESTMENTS IN SECURITIES-103.44% (Cost $89,788,108)		97,210,578
OTHER ASSETS LESS LIABILITIES-(3.44)%		(3,234,246)
NET ASSETS-100.00%		$93,976,332
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$178,307	$1,676,106	$(1,694,022)	$-	$-	$160,391	$13
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,583,338	9,068,872	(11,712,076)	-	-	940,134	65*
Invesco Private Prime Fund	5,375,007	13,766,501	(16,947,862)	-	-	2,193,646	1,277*
Total	$9,136,652	$24,511,479	$(30,353,960)	$-	$-	$3,294,171	$1,355

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Broadcasting-13.53%
AMC Networks, Inc., Class A(b)(c)	830,174	$41,541,907
Discovery, Inc., Class A(b)(c)	1,350,848	39,188,100
Fox Corp., Class A	1,115,039	39,762,291
ViacomCBS, Inc., Class B	1,856,686	75,994,158
		196,486,456
Casinos & Gaming-11.05%
Boyd Gaming Corp.(b)	673,522	38,390,754
Everi Holdings, Inc.(b)	2,140,482	48,567,537
NEOGAMES S.A. (Israel)(b)	728,484	35,149,353
Scientific Games Corp.(b)	621,044	38,324,625
		160,432,269
Food Distributors-9.95%
Performance Food Group Co.(b)	835,171	38,267,535
Sysco Corp.	931,672	69,130,063
US Foods Holding Corp.(b)	1,081,168	37,127,309
		144,524,907
Hotels, Resorts & Cruise Lines-7.76%
Choice Hotels International, Inc.	351,262	42,116,314
Expedia Group, Inc.(b)	438,790	70,588,147
		112,704,461
Interactive Home Entertainment-2.38%
Playtika Holding Corp.(b)(c)	1,553,695	34,538,640
Interactive Media & Services-2.47%
Eventbrite, Inc., Class A(b)(c)	2,023,386	35,955,569
Internet & Direct Marketing Retail-2.51%
Qurate Retail, Inc., Class A	3,070,442	36,415,442
Movies & Entertainment-18.54%
Endeavor Group Holdings, Inc., Class A(b)(c)	1,399,287	35,891,712
Lions Gate Entertainment Corp., Class A(b)(c)	2,242,574	33,705,887
Manchester United PLC, Class A (United Kingdom)(c)(d)	2,663,694	42,832,200
Walt Disney Co. (The)(b)	431,096	75,881,518
Warner Music Group Corp., Class A	1,195,342	45,171,974
World Wrestling Entertainment, Inc., Class A(c)	723,190	35,711,122
		269,194,413
	Shares	Value
Restaurants-31.81%
Bloomin’ Brands, Inc.(b)	1,466,683	$36,857,744
Cheesecake Factory, Inc. (The)(b)(c)	742,720	33,615,507
Cracker Barrel Old Country Store, Inc.(c)	262,675	35,771,081
McDonald’s Corp.	327,110	79,392,868
Starbucks Corp.	674,183	81,866,042
Texas Roadhouse, Inc.	425,874	39,252,807
Yum China Holdings, Inc. (China)	1,164,934	72,447,245
Yum! Brands, Inc.	629,595	82,722,487
		461,925,781
Total Common Stocks & Other Equity Interests (Cost $1,597,824,875)		1,452,177,938
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $590,542)	590,542	590,542
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,598,415,417)		1,452,768,480
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.72%
Invesco Private Government Fund, 0.02%(d)(e)(f)	55,397,294	55,397,294
Invesco Private Prime Fund, 0.12%(d)(e)(f)	129,208,681	129,260,366
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $184,657,658)		184,657,660
TOTAL INVESTMENTS IN SECURITIES-112.76% (Cost $1,783,073,075)		1,637,426,140
OTHER ASSETS LESS LIABILITIES-(12.76)%		(185,332,428)
NET ASSETS-100.00%		$1,452,093,712
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$480,462	$171,015,865	$(170,905,785)	$-	$-	$590,542	$504
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$168,230,291	$198,442,933	$(311,275,930)	$-	$-	$55,397,294	$2,260*
Invesco Private Prime Fund	254,337,814	381,398,801	(506,476,249)	-	-	129,260,366	43,554*
Investments in Other Affiliates:
Manchester United PLC, Class A	50,018,741	17,512,541	(20,057,834)	(3,868,677)	(772,571)	42,832,200	250,879
Total	$473,067,308	$768,370,140	$(1,008,715,798)	$(3,868,677)	$(772,571)	$228,080,402	$297,197

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Advertising-8.00%
Interpublic Group of Cos., Inc. (The)	96,737	$3,420,620
Omnicom Group, Inc.	38,667	2,815,731
TechTarget, Inc.(b)(c)	45,356	3,314,617
		9,550,968
Broadcasting-23.41%
AMC Networks, Inc., Class A(b)(c)	63,543	3,179,692
Discovery, Inc., Class A(b)	103,396	2,999,518
Fox Corp., Class A	85,332	3,042,939
Gray Television, Inc.	139,589	3,094,688
iHeartMedia, Inc., Class A(b)	141,776	3,664,910
Nexstar Media Group, Inc., Class A	20,885	3,071,557
Sinclair Broadcast Group, Inc., Class A(c)	98,632	2,790,299
TEGNA, Inc.	165,191	2,927,185
ViacomCBS, Inc., Class B	77,507	3,172,361
		27,943,149
Cable & Satellite-3.73%
WideOpenWest, Inc.(b)	200,006	4,448,133
Health Care Technology-2.51%
GoodRx Holdings, Inc., Class A(b)(c)	93,211	2,989,277
Interactive Media & Services-31.59%
Alphabet, Inc., Class A(b)	2,460	6,628,544
Facebook, Inc., Class A(b)	17,729	6,316,842
IAC/InterActiveCorp.(b)	19,969	2,741,544
Match Group, Inc.(b)(c)	40,288	6,416,670
Pinterest, Inc., Class A(b)	91,151	5,368,794
Twitter, Inc.(b)	101,961	7,111,780
Yelp, Inc.(b)	83,202	3,111,755
		37,695,929
IT Consulting & Other Services-3.03%
Gartner, Inc.(b)	13,679	3,621,241
Movies & Entertainment-16.76%
Lions Gate Entertainment Corp., Class A(b)(c)	171,633	2,579,644
Netflix, Inc.(b)	11,594	6,000,707
Spotify Technology S.A.(b)	24,550	5,613,848
Walt Disney Co. (The)(b)	32,988	5,806,548
		20,000,747
	Shares	Value
Publishing-11.03%
John Wiley & Sons, Inc., Class A	51,362	$3,019,058
Meredith Corp.(b)	92,393	4,032,031
New York Times Co. (The), Class A	72,727	3,183,988
News Corp., Class A	118,996	2,930,871
		13,165,948
Total Common Stocks & Other Equity Interests (Cost $112,583,626)		119,415,392
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $99,627)	99,627	99,627
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $112,683,253)		119,515,019
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.75%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,848,133	3,848,133
Invesco Private Prime Fund, 0.12%(d)(e)(f)	8,975,387	8,978,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,827,110)		12,827,110
TOTAL INVESTMENTS IN SECURITIES-110.89% (Cost $125,510,363)		132,342,129
OTHER ASSETS LESS LIABILITIES-(10.89)%		(12,996,958)
NET ASSETS-100.00%		$119,345,171
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,023	$963,419	$(966,815)	$-	$-	$99,627	$8
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,913,120	$9,928,657	$(11,993,644)	$-	$-	$3,848,133	$128*
Invesco Private Prime Fund	8,869,680	22,167,646	(22,058,349)	-	-	8,978,977	2,246*
Total	$14,885,823	$33,059,722	$(35,018,808)	$-	$-	$12,926,737	$2,382

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Application Software-7.95%
Cognyte Software Ltd. (Israel)(b)	43,366	$1,126,215
Datadog, Inc., Class A(b)	11,861	1,313,013
InterDigital, Inc.	14,805	975,501
		3,414,729
Communications Equipment-31.13%
Arista Networks, Inc.(b)	3,143	1,195,566
Calix, Inc.(b)	24,512	1,146,671
Cambium Networks Corp.(b)	19,687	867,212
CommScope Holding Co., Inc.(b)	56,527	1,196,111
Extreme Networks, Inc.(b)	95,723	1,053,910
F5 Networks, Inc.(b)	5,756	1,188,672
Juniper Networks, Inc.	39,975	1,124,897
Lumentum Holdings, Inc.(b)	13,273	1,114,799
Motorola Solutions, Inc.	9,574	2,143,810
Radware Ltd. (Israel)(b)	36,842	1,187,418
Ubiquiti, Inc.	3,690	1,155,339
		13,374,405
Consumer Electronics-2.76%
Garmin Ltd.	7,543	1,185,760
Electronic Components-9.93%
Amphenol Corp., Class A	29,148	2,112,938
Belden, Inc.	20,957	1,026,893
II-VI Incorporated(b)(c)	16,163	1,128,339
		4,268,170
Semiconductors-10.81%
Marvell Technology, Inc.	40,635	2,458,824
QUALCOMM, Inc.	14,593	2,186,031
		4,644,855
Systems Software-32.22%
Check Point Software Technologies Ltd. (Israel)(b)	8,989	1,142,502
Crowdstrike Holdings, Inc., Class A(b)	9,168	2,325,097
FireEye, Inc.(b)	48,903	987,841
Fortinet, Inc.(b)	9,095	2,476,023
	Shares	Value
Systems Software-(continued)
McAfee Corp., Class A	42,261	$1,144,005
Proofpoint, Inc.(b)	6,220	1,086,385
Varonis Systems, Inc.(b)	22,327	1,366,412
VMware, Inc., Class A(b)	12,114	1,862,406
Zscaler, Inc.(b)	6,165	1,454,385
		13,845,056
Technology Hardware, Storage & Peripherals-5.22%
Apple, Inc.	15,380	2,243,327
Total Common Stocks & Other Equity Interests (Cost $34,247,918)		42,976,302
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $110,180)	110,180	110,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $34,358,098)		43,086,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.64%
Invesco Private Government Fund, 0.02%(d)(e)(f)	340,810	340,810
Invesco Private Prime Fund, 0.12%(d)(e)(f)	794,906	795,224
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,136,034)		1,136,034
TOTAL INVESTMENTS IN SECURITIES-102.92% (Cost $35,494,132)		44,222,516
OTHER ASSETS LESS LIABILITIES-(2.92)%		(1,254,337)
NET ASSETS-100.00%		$42,968,179
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,683	$103,089	$(124,592)	$-	$-	$110,180	$8
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,007,918	$4,102,996	$(6,770,104)	$-	$-	$340,810	$28*
Invesco Private Prime Fund	4,511,877	7,217,330	(10,933,983)	-	-	795,224	596*
Total	$7,651,478	$11,423,415	$(17,828,679)	$-	$-	$1,246,214	$632

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-92.20%
Oil & Gas Drilling-16.90%
Helmerich & Payne, Inc.	99,213	$2,844,437
Patterson-UTI Energy, Inc.	196,576	1,576,539
Transocean Ltd.(b)(c)	439,279	1,585,797
		6,006,773
Oil & Gas Equipment & Services-66.83%
Archrock, Inc.	186,770	1,608,090
Baker Hughes Co., Class A	113,338	2,407,299
Cactus, Inc., Class A	44,486	1,603,275
ChampionX Corp.(b)	109,762	2,550,869
Core Laboratories N.V.(c)	48,850	1,629,636
Halliburton Co.	124,681	2,578,403
Liberty Oilfield Services, Inc., Class A(b)	156,079	1,590,445
NOV, Inc.(b)	116,537	1,609,376
Oceaneering International, Inc.(b)	120,326	1,595,523
Schlumberger N.V.	87,554	2,524,182
TechnipFMC PLC (United Kingdom)(b)	340,246	2,456,576
USA Compression Partners L.P.	104,137	1,590,172
		23,743,846
Oil & Gas Storage & Transportation-8.47%
Frontline Ltd. (Norway)(c)	201,245	1,601,910
Scorpio Tankers, Inc. (Monaco)	86,025	1,406,509
		3,008,419
Total Common Stocks & Other Equity Interests (Cost $37,434,382)		32,759,038
	Shares	Value
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $95,105)	95,105	$95,105
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-92.47% (Cost $37,529,487)		32,854,143
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.46%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,327,900	1,327,900
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,097,196	3,098,435
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,426,335)		4,426,335
TOTAL INVESTMENTS IN SECURITIES-104.93% (Cost $41,955,822)		37,280,478
OTHER ASSETS LESS LIABILITIES-(4.93)%		(1,752,073)
NET ASSETS-100.00%		$35,528,405
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$105,292	$4,160,590	$(4,170,777)	$-	$-	$95,105	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,682,156	6,822,706	(10,176,962)	-	-	1,327,900	49*
Invesco Private Prime Fund	7,023,233	10,638,033	(14,562,831)	-	-	3,098,435	918*
Total	$11,810,681	$21,621,329	$(28,910,570)	$-	$-	$4,521,440	$977

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-38.06%
AbbVie, Inc.	214,998	$25,004,268
Amgen, Inc.	101,776	24,582,975
Biogen, Inc.(b)	53,157	17,367,987
Emergent BioSolutions, Inc.(b)(c)	256,769	16,921,077
Gilead Sciences, Inc.	371,884	25,395,958
Horizon Therapeutics PLC(b)	151,809	15,183,936
Ligand Pharmaceuticals, Inc.(b)(c)	121,577	13,800,205
Regeneron Pharmaceuticals, Inc.(b)	29,188	16,771,717
United Therapeutics Corp.(b)	78,458	14,273,864
		169,301,987
Health Care Equipment-5.66%
Abbott Laboratories	208,022	25,166,501
Pharmaceuticals-56.22%
Bausch Health Cos., Inc.(b)	464,994	13,601,075
Corcept Therapeutics, Inc.(b)(c)	687,272	14,274,639
Eli Lilly and Co.	123,631	30,104,148
Endo International PLC(b)	2,706,845	13,696,636
Innoviva, Inc.(b)(c)	1,123,320	15,928,678
Jazz Pharmaceuticals PLC(b)	81,796	13,866,058
Johnson & Johnson	144,816	24,937,315
Merck & Co., Inc.	333,717	25,652,826
Pacira BioSciences, Inc.(b)	218,915	12,905,039
Perrigo Co. PLC(c)	318,629	15,303,751
Pfizer, Inc.	626,240	26,809,334
Prestige Consumer Healthcare, Inc.(b)	295,383	15,522,377
Supernus Pharmaceuticals, Inc.(b)(c)	485,983	12,795,932
Taro Pharmaceutical Industries Ltd.(b)	206,883	14,730,070
		250,127,878
Total Common Stocks & Other Equity Interests (Cost $375,815,326)		444,596,366
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $122,924)	122,924	$122,924
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $375,938,250)		444,719,290
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.85%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,805,008	3,805,008
Invesco Private Prime Fund, 0.12%(d)(e)(f)	8,874,803	8,878,353
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,683,361)		12,683,361
TOTAL INVESTMENTS IN SECURITIES-102.82% (Cost $388,621,611)		457,402,651
OTHER ASSETS LESS LIABILITIES-(2.82)%		(12,547,340)
NET ASSETS-100.00%		$444,855,311
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,727,743	$(5,604,819)	$-	$-	$122,924	$15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,171,074	17,766,718	(15,132,784)	-	-	3,805,008	149*
Invesco Private Prime Fund	1,756,610	37,418,791	(30,297,048)	-	-	8,878,353	2,425*
Total	$2,927,684	$60,913,252	$(51,034,651)	$-	$-	$12,806,285	$2,589

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Pharmaceuticals ETF (PJP)—(continued)
July 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Electronic Manufacturing Services-2.85%
TE Connectivity Ltd.	125,125	$18,452,184
Semiconductor Equipment-38.74%
Amkor Technology, Inc.(b)	815,903	20,103,850
Applied Materials, Inc.	223,455	31,268,058
Brooks Automation, Inc.(b)	174,425	15,525,569
Camtek Ltd. (Israel)(c)	478,962	17,913,179
Entegris, Inc.	148,210	17,880,054
Ichor Holdings Ltd.(c)	317,941	16,396,217
KLA Corp.	52,714	18,352,906
Kulicke & Soffa Industries, Inc. (Singapore)(b)	332,982	18,100,902
Lam Research Corp.	47,986	30,586,756
MKS Instruments, Inc.(b)	89,924	14,067,711
Nova Ltd. (Israel)(b)(c)	171,070	16,730,646
Onto Innovation, Inc.(c)	246,854	17,299,528
Ultra Clean Holdings, Inc.(c)	314,477	16,984,903
		251,210,279
Semiconductors-55.67%
Advanced Micro Devices, Inc.(c)	394,605	41,903,105
Analog Devices, Inc.(b)	102,364	17,137,781
Broadcom, Inc.	66,861	32,454,329
Diodes, Inc.(c)	224,281	18,391,042
Intel Corp.	540,261	29,022,821
Lattice Semiconductor Corp.(c)	324,468	18,413,559
MACOM Technology Solutions Holdings, Inc.(c)	303,604	18,738,439
Microchip Technology, Inc.	108,303	15,500,325
Micron Technology, Inc.(c)	378,239	29,343,782
Monolithic Power Systems, Inc.	50,582	22,724,469
	Shares	Value
Semiconductors-(continued)
NXP Semiconductors N.V. (China)	81,838	$16,890,545
ON Semiconductor Corp.(c)	430,376	16,810,487
QUALCOMM, Inc.	229,713	34,411,007
Skyworks Solutions, Inc.	98,557	18,184,752
Texas Instruments, Inc.	162,819	31,036,558
		360,963,001
Specialty Chemicals-2.79%
Atotech Ltd. (China)(c)	750,499	18,124,551
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $524,821,301)		648,750,015
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.28%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,439,597	4,439,597
Invesco Private Prime Fund, 0.12%(d)(e)(f)	10,354,918	10,359,061
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,798,657)		14,798,658
TOTAL INVESTMENTS IN SECURITIES-102.33% (Cost $539,619,958)		663,548,673
OTHER ASSETS LESS LIABILITIES-(2.33)%		(15,109,724)
NET ASSETS-100.00%		$648,438,949
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$452,681	$723,116	$(1,175,797)	$-	$-	$-	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,444,543	38,151,848	(47,156,794)	-	-	4,439,597	142*
Invesco Private Prime Fund	20,166,814	58,890,928	(68,698,681)	-	-	10,359,061	2,382*
Total	$34,064,038	$97,765,892	$(117,031,272)	$-	$-	$14,798,658	$2,538

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-2.69%
Magnite, Inc.(b)(c)	500,481	$15,164,574
Alternative Carriers-2.94%
Bandwidth, Inc., Class A(b)(c)	128,078	16,606,593
Application Software-35.35%
ACI Worldwide, Inc.(b)	373,499	12,811,016
Altair Engineering, Inc., Class A(b)	225,667	15,742,530
Cerence, Inc.(b)(c)	164,014	17,633,145
Cognyte Software Ltd. (Israel)(b)	601,764	15,627,811
Digital Turbine, Inc.(b)	239,304	15,064,187
Fair Isaac Corp.(b)	29,177	15,286,122
HubSpot, Inc.(b)	53,987	32,177,332
Manhattan Associates, Inc.(b)	110,756	17,679,980
Nuance Communications, Inc.(b)	279,215	15,328,903
ON24, Inc.(b)(c)	467,259	17,064,299
PTC, Inc.(b)	111,096	15,047,953
Viant Technology, Inc., Class A(b)	571,509	9,881,391
		199,344,669
Health Care Technology-15.95%
Allscripts Healthcare Solutions, Inc.(b)(c)	890,862	15,215,923
American Well Corp., Class A(b)(c)	1,241,964	14,468,881
Cerner Corp.	346,843	27,882,709
Change Healthcare, Inc.(b)	646,516	14,035,862
Inovalon Holdings, Inc., Class A(b)	484,733	18,361,686
		89,965,061
Interactive Home Entertainment-13.13%
Activision Blizzard, Inc.	280,583	23,462,350
Electronic Arts, Inc.	189,130	27,227,155
ROBLOX Corp., Class A(b)	303,348	23,351,729
		74,041,234
Interactive Media & Services-2.24%
MediaAlpha, Inc., Class A(b)	377,595	12,611,673
Movies & Entertainment-5.95%
Roku, Inc.(b)	78,374	33,568,368
	Shares	Value
Systems Software-21.79%
CommVault Systems, Inc.(b)	195,678	$14,791,300
Dolby Laboratories, Inc., Class A	153,193	14,875,040
JFrog Ltd. (Israel)(b)(c)	380,028	16,652,827
McAfee Corp., Class A	587,651	15,907,713
Microsoft Corp.	107,645	30,669,137
Oracle Corp.	343,722	29,951,935
		122,847,952
Total Common Stocks & Other Equity Interests (Cost $532,961,389)		564,150,124
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $150,108)	150,108	150,108
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $533,111,497)		564,300,232
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.75%
Invesco Private Government Fund, 0.02%(d)(e)(f)	26,287,568	26,287,568
Invesco Private Prime Fund, 0.12%(d)(e)(f)	62,475,093	62,500,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,787,651)		88,787,651
TOTAL INVESTMENTS IN SECURITIES-115.82% (Cost $621,899,148)		653,087,883
OTHER ASSETS LESS LIABILITIES-(15.82)%		(89,189,030)
NET ASSETS-100.00%		$563,898,853
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,939,917	$980,819	$(18,770,628)	$-	$-	$150,108	$48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	41,102,963	51,419,704	(66,235,099)	-	-	26,287,568	1,067*
Invesco Private Prime Fund	61,654,445	124,903,282	(124,057,644)	-	-	62,500,083	17,639*
Total	$120,697,325	$177,303,805	$(209,063,371)	$-	$-	$88,937,759	$18,754

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$295,666,780	$-	$-	$295,666,780
Money Market Funds	236,357	30,709,970	-	30,946,327
Total Investments	$295,903,137	$30,709,970	$-	$326,613,107
Invesco Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$292,267,585	$-	$-	$292,267,585
Money Market Funds	1,925	10,869,918	-	10,871,843
Total Investments	$292,269,510	$10,869,918	$-	$303,139,428
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,523,695	$-	$-	$78,523,695
Money Market Funds	172,042	7,018,608	-	7,190,650
Total Investments	$78,695,737	$7,018,608	$-	$85,714,345
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,916,407	$-	$-	$93,916,407
Money Market Funds	160,391	3,133,780	-	3,294,171
Total Investments	$94,076,798	$3,133,780	$-	$97,210,578
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,452,177,938	$-	$-	$1,452,177,938
Money Market Funds	590,542	184,657,660	-	185,248,202
Total Investments	$1,452,768,480	$184,657,660	$-	$1,637,426,140

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$119,415,392	$-	$-	$119,415,392
Money Market Funds	99,627	12,827,110	-	12,926,737
Total Investments	$119,515,019	$12,827,110	$-	$132,342,129
Invesco Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,976,302	$-	$-	$42,976,302
Money Market Funds	110,180	1,136,034	-	1,246,214
Total Investments	$43,086,482	$1,136,034	$-	$44,222,516
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,759,038	$-	$-	$32,759,038
Money Market Funds	95,105	4,426,335	-	4,521,440
Total Investments	$32,854,143	$4,426,335	$-	$37,280,478
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$444,596,366	$-	$-	$444,596,366
Money Market Funds	122,924	12,683,361	-	12,806,285
Total Investments	$444,719,290	$12,683,361	$-	$457,402,651
Invesco Dynamic Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$648,750,015	$-	$-	$648,750,015
Money Market Funds	-	14,798,658	-	14,798,658
Total Investments	$648,750,015	$14,798,658	$-	$663,548,673
Invesco Dynamic Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$564,150,124	$-	$-	$564,150,124
Money Market Funds	150,108	88,787,651	-	88,937,759
Total Investments	$564,300,232	$88,787,651	$-	$653,087,883